Not FDIC Insured May Lose Value No Bank Guarantee
38901-Q1PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedule of Investments
(unaudited)
Putnam Income Fund 2
Notes to Schedule of Investments 37

Putnam Income Fund
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 1,013,480 $ 25,433,281
Total Management Investment Companies (Cost $25,217,930) ..................
25,433,281
Principal
Amount
*
Corporate Bonds 39.0%
Aerospace & Defense 1.3%
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,100,000 1,138,334
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,745,000 1,797,592
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 145,000 137,704
Senior Bond, 3.625%, 2/01/31 ........................ United States 475,000 457,970
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,472,000 1,591,095
Senior Bond, 3.6%, 5/01/34 .......................... United States 443,000 403,401
Senior Bond, 3.25%, 2/01/35 ......................... United States 262,000 229,424
Senior Bond, 6.875%, 3/15/39 ........................ United States 325,000 367,207
Senior Bond, 3.375%, 6/15/46 ........................ United States 797,000 566,684
Senior Bond, 3.9%, 5/01/49 .......................... United States 122,000 91,236
Senior Bond, 6.858%, 5/01/54 ........................ United States 767,000 865,467
Senior Bond, 3.95%, 8/01/59 ......................... United States 1,095,000 776,176
Senior Note, 2.196%, 2/04/26 ........................ United States 1,424,000 1,423,758
Senior Note, 2.7%, 2/01/27 .......................... United States 584,000 577,119
Senior Note, 6.259%, 5/01/27 ........................ United States 36,000 36,930
Senior Note, 6.298%, 5/01/29 ........................ United States 55,000 58,436
b
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 605,000 636,243
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 397,000 417,596
Senior Bond, 5.95%, 2/01/37 ......................... United States 453,000 490,842
Senior Note, 3%, 1/15/29 ........................... United States 1,183,000 1,150,967
b
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 100,000 104,220
13,318,401
Automobile Components 0.0%
†
b,c
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK,
6.375% , 5/15/29 ................................... Germany 250,000 253,178
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 181,000 193,486
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,195,000 1,267,722
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 918,000 946,379
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 485,000 489,035
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 481,000 498,946
3,395,568
Banks 5.6%
b
Australia & New Zealand Banking Group Ltd. ,
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 482,000 482,635
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 1,145,000 1,034,535
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,325,000 1,235,446
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 375,000 389,193
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,798,000 1,826,692
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,598,000 2,439,650
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 3,510,000 3,514,969

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,620,000 $ 1,698,175
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 760,000 758,446
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,228,854
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 636,000 635,868
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 531,347
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 965,000 975,375
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 810,000 842,028
Citigroup, Inc. ,
d
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 845,000 860,737
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 1,367,000 1,415,704
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,849,000 1,890,133
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,482,000 3,505,227
Sub. Bond, 4.75%, 5/18/46 .......................... United States 386,000 339,205
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 500,000 455,680
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 855,000 899,466
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 591,000 621,616
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 470,000 478,253
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,359,243
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,645,048
JPMorgan Chase & Co. ,
e
W, Junior Sub. Bond, FRN, 5.113%, (3-month SOFR + 1.262%),
5/15/47 ......................................... United States 740,000 667,047
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 1,354,000 1,390,402
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 636,000 661,712
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 5,131,000 5,152,214
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,619,000 1,670,805
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,057,000 1,939,163
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 647,000 682,928
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 415,000 426,511
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 1,772,000 1,320,345
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.85% ,
3/01/26 ......................................... Japan 747,000 747,045
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 285,000 291,916
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,951,000 2,926,465
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 927,678
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 412,706
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 893,000 935,591
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 1,143,000 1,183,141

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 $ 642,767
Wells Fargo & Co. ,
d
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 476,000 475,715
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 2,647,000 2,739,210
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 434,689
57,691,575
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 261,000 267,638
Senior Note, 4.8%, 3/15/29 .......................... United States 1,018,000 1,043,065
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 686,000 675,704
Senior Note, 5.25%, 3/02/30 ......................... United States 1,361,000 1,412,472
3,398,879
Broadline Retail 0.1%
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,080,000 1,148,942
Building Products 0.0%
†
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 70,000 73,632
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 445,000 453,365
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,265
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 70,000 71,375
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 120,000 115,822
729,459
Capital Markets 2.5%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 218,000 223,886
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 860,898
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 542,000 534,419
Goldman Sachs Group, Inc. (The) ,
d
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 350,000 348,235
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 380,000 378,517
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,133,000 1,132,530
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 400,000 341,135
Senior Note, 4.35%, 6/15/29 ......................... United States 655,000 661,848
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,425,634
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,355,000 1,358,931
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 1,140,221
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 855,000 909,733
Senior Note, 5.2%, 3/15/30 .......................... United States 779,000 797,019
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 570,000 568,011

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,276,000 $ 1,301,998
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 340,000 350,107
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 570,000 569,749
Sub. Bond, 4.35%, 9/08/26 .......................... United States 5,792,000 5,808,651
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 78,000 81,611
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 1,201,000 1,257,226
b
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 3,124,000 2,988,017
Senior Bond, 144A, 3.875%, 2/15/31 ................... United States 460,000 441,618
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 34,505
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 840,000 794,720
b
UBS Group AG , Senior Note , 144A, 1.305% to 2/01/26, FRN
thereafter , 2/02/27 ................................. Switzerland 617,000 617,000
24,926,219
Chemicals 0.0%
†
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 238,000 234,434
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 135,000 108,379
342,813
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 109,000 109,003
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% ,
9/01/28 ......................................... United States 115,000 112,751
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 772,000 797,636
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 179,000 180,627
Senior Bond, 5%, 3/01/34 ........................... United States 1,036,000 1,054,525
2,254,542
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 250,000 226,977
Senior Note, 4.85%, 8/15/30 ......................... United States 287,000 292,935
Senior Note, 5.2%, 8/15/32 .......................... United States 978,000 1,009,568
1,529,480
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 1,841,137
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,581,000 1,463,130
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 345,000 310,729
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 152,455
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,240,000 1,269,357
Senior Note, 4.125%, 2/28/29 ........................ Ireland 260,000 259,151
Senior Note, 4.625%, 9/10/29 ........................ Ireland 565,000 571,012
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 711,293
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 544,000 617,025
Senior Note, 4.75%, 6/09/27 ......................... United States 382,000 385,303

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 $ 530,155
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,173,000 1,219,204
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,225,000 1,232,744
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 145,000 144,081
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 1,068,000 1,199,258
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 642,000 561,790
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 970,000 983,858
Senior Note, 4.125%, 8/17/27 ........................ United States 805,000 801,345
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 480,000 487,670
Senior Note, 4.2%, 10/27/28 ......................... United States 315,000 315,874
Senior Note, 5.8%, 1/07/29 .......................... United States 1,056,000 1,101,352
Senior Note, 4.9%, 10/06/29 ......................... United States 389,000 395,357
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 758,000 768,241
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 447,000 478,554
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 955,000 1,001,817
16,960,755
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 244,000 214,401
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,222,000 2,103,823
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 1,437,000 1,427,535
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 916,000 870,360
4,616,119
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 585,000 588,842
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 3,143,000 3,076,032
Senior Secured Note, 5.5%, 4/15/28 ................... United States 263,000 271,169
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 484,307
4,420,350
Distributors 0.0%
†
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 95,000 99,146
Diversified REITs 0.6%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 4%, 1/15/31 ........................... United States 377,000 360,802
Senior Bond, 6.75%, 12/01/33 ........................ United States 650,000 704,740
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 460,000 474,781
Senior Note, 4.75%, 2/15/28 ......................... United States 1,339,000 1,352,816
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 844,000 839,357
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,605,000 1,610,284

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc., (continued)
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 972,000 $ 955,984
6,298,764
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
Senior Bond, 4.35%, 3/01/29 ......................... United States 1,525,000 1,536,077
Senior Bond, 2.55%, 12/01/33 ........................ United States 774,000 658,689
f
Senior Bond, 5.125%, 4/30/36 ........................ United States 480,000 478,215
Senior Bond, 4.5%, 3/09/48 .......................... United States 356,000 292,619
Senior Note, 1.65%, 2/01/28 ......................... United States 305,000 291,648
Senior Note, 4.1%, 2/15/28 .......................... United States 474,000 475,271
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 982,749
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 2,190,000 2,259,338
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,826,337
Verizon Communications, Inc. ,
Senior Bond, 5.875%, 11/30/55 ....................... United States 355,000 350,684
Senior Note, 4.75%, 1/15/33 ......................... United States 790,000 790,456
9,942,083
Electric Utilities 3.5%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,280,000 1,280,530
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 425,000 422,184
Senior Bond, 5.625%, 3/01/33 ........................ United States 572,000 599,059
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 388,346
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 1,030,000 1,056,067
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 1,774,000 1,879,958
Senior Bond, 5.8%, 6/15/54 .......................... United States 1,267,000 1,254,063
Senior Note, 4.85%, 1/05/29 ......................... United States 85,000 86,833
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 758,000 751,617
b
Enel Finance International NV ,
Senior Bond, 144A, 2.5%, 7/12/31 ..................... Italy 785,000 707,304
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 1,255,000 1,443,565
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,106,775
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 709,000 740,039
Senior Note, 5.15%, 3/15/29 ......................... United States 1,242,000 1,278,330
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 427,626
Georgia Power Co. ,
Senior Bond, 4.7%, 5/15/32 .......................... United States 401,000 406,940
Senior Bond, 4.95%, 5/17/33 ......................... United States 829,000 846,626
Senior Bond, 5.25%, 3/15/34 ......................... United States 297,000 306,349
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,471,533
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 805,000 810,335
Senior Note, 5.3%, 3/15/32 .......................... United States 2,585,000 2,685,952
b
NRG Energy, Inc. , Senior Bond , 144A, 6.25% , 11/01/34 ....... United States 980,000 1,006,561

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 $ 1,467,074
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,117,000 1,175,920
Senior Bond, 6.95%, 3/15/34 ......................... United States 543,000 602,084
Senior Bond, 4.95%, 7/01/50 ......................... United States 545,000 462,467
Senior Bond, 6.75%, 1/15/53 ......................... United States 245,000 261,261
Senior Note, 6.1%, 1/15/29 .......................... United States 1,834,000 1,924,424
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 114,360
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 642,000 674,895
Senior Note, 5.5%, 3/15/29 .......................... United States 763,000 792,661
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 691,000 700,956
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,370,000 1,362,308
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 115,000 113,614
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 915,000 910,690
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 1,188,000 1,317,913
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 769,000 807,125
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 370,000 366,566
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 904,000 901,306
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 250,000 249,341
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 880,000 908,626
Senior Bond, 5.6%, 4/15/35 .......................... United States 1,590,000 1,643,722
37,713,905
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,007,000 1,977,749
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,075,000 1,062,981
Energy Equipment & Services 0.0%
†
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 408,420
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,365,000 1,422,917
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,197,009
Global Payments, Inc. , Senior Note , 1.2% , 3/01/26 ..........
United States 286,000 285,371
Petronas Capital Ltd. ,
b
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 930,000 959,020
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,180,000 1,225,679
3,667,079
Food Products 1.0%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,160,000 1,207,908
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note, 3%, 2/02/29 ........................... United States 1,324,000 1,281,937
Senior Note, 5.75%, 4/01/33 ......................... United States 300,000 313,256

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings, (continued)
Senior Note, 6.75%, 3/15/34 ......................... United States 1,183,000 $ 1,304,989
JBS NV/JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.95% , 4/20/35 ............... United States 1,040,000 1,093,914
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 153,000 135,062
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 241,000 276,575
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 330,000 369,317
Senior Bond, 4.625%, 10/01/39 ....................... United States 330,000 298,198
Senior Bond, 5%, 6/04/42 ........................... United States 1,180,000 1,076,922
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 595,000 600,526
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 1,120,000 1,117,065
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 305,000 306,285
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 126,000 128,612
Senior Note, 144A, 5%, 3/01/32 ...................... United States 170,000 174,742
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 970,000 993,481
10,678,789
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 469,000 484,568
Ground Transportation 0.9%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,995,000 1,992,354
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 505,000 451,700
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 370,000 390,265
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 510,000 504,878
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,551,764
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 776,385
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 1,402,000 1,440,294
7,107,640
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 421,508
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 935,000 914,902
1,336,410
Health Care Providers & Services 1.0%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 560,000 586,371
Senior Bond, 1.875%, 2/28/31 ........................ United States 360,000 317,126
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,802,000 1,692,137
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 989,479
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,678
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 597,000 597,625
Senior Bond, 4.5%, 2/15/27 .......................... United States 302,000 302,678
Senior Bond, 5.6%, 4/01/34 .......................... United States 731,000 759,559

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Bond, 6%, 4/01/54 ........................... United States 962,000 $ 955,175
Senior Note, 3.625%, 3/15/32 ........................ United States 334,000 315,259
Senior Note, 4.6%, 11/15/32 ......................... United States 525,000 520,264
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,700,000 1,750,312
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 874,000 890,656
Senior Secured Note, 5.849%, 5/08/29 ................. United States 406,000 423,530
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 235,000 244,237
10,370,086
Health Care Technology 0.0%
†
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 365,000 379,673
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 80,000 82,965
Hotels, Restaurants & Leisure 1.4%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 3.5% , 2/15/29 ............................... Canada 115,000 110,903
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 115,000 112,105
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 1,000,000 973,584
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 100,000 103,309
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,310,000 1,325,969
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,325,000 1,365,047
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 840,000 863,750
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,214,000 3,182,352
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 460,000 474,411
Senior Note, 5.375%, 12/15/31 ....................... United States 310,000 319,506
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 769,000 765,672
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 1,719,000 1,783,106
Senior Note, 144A, 6%, 2/01/33 ...................... United States 981,000 1,011,550
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,067,060
13,458,324
Household Durables 0.3%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 1,392,000 1,404,199
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 255,000 256,785
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 773,000 777,239
Senior Bond, 3.8%, 11/01/29 ......................... United States 864,000 852,672
3,290,895
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 450,000 467,209
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,423,000 1,515,628
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 320,000 345,550

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Bond, 6.5%, 10/01/53 ......................... United States 785,000 $ 850,228
Senior Bond, 5.75%, 3/15/54 ......................... United States 485,000 478,765
Senior Note, 5.6%, 3/01/28 .......................... United States 1,245,000 1,283,947
Senior Note, 4.4%, 1/15/31 .......................... United States 410,000 409,152
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 360,000 353,899
A, Senior Note, 4.25%, 10/01/30 ...................... United States 200,000 199,572
5,903,950
Insurance 1.4%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 692,026
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 711,329
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 391,000 353,828
Secured Note, 144A, 1.73%, 10/02/26 .................. United States 1,031,000 1,015,938
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 1,439,000 1,477,801
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 871,000 886,550
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 487,120
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 541,000 553,823
Senior Note, 4.9%, 6/23/30 .......................... United States 1,124,000 1,141,560
Senior Note, 5.25%, 6/23/32 ......................... United States 405,000 413,298
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 540,378
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 307,000 293,698
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 332,000 337,696
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 943,069
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,147,788
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 504,000 511,348
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 917,602
12,424,852
Interactive Media & Services 0.3%
Meta Platforms, Inc. , Senior Bond , 5.75% , 5/15/63 ..........
United States 1,758,000 1,671,679
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,000,000 1,026,880
2,698,559
IT Services 0.2%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,110,000 1,940,173
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 867,000 764,695
Senior Note, 5.85%, 3/18/29 ......................... United States 830,000 863,686
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 107,761
1,736,142
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 821,180

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.1%
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 $ 1,187,113
b
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 110,000 109,719
1,296,832
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 299,000 302,363
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 415,000 413,207
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 485,000 347,345
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 245,000 185,810
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 30,000 30,162
b
McGraw-Hill Education, Inc. , Senior Secured Note , 144A, 5.75% ,
8/01/28 ......................................... United States 52,000 52,263
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 391,000 352,116
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 1,100,000 1,070,690
Senior Bond, 4.95%, 1/15/31 ......................... United States 215,000 205,763
Senior Note, 3.7%, 6/01/28 .......................... United States 319,000 310,950
b
Sirius XM Radio LLC , Senior Bond , 144A, 4.125% , 7/01/30 .... United States 125,000 117,978
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,937,000 2,228,227
5,616,874
Metals & Mining 0.4%
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 115,000 110,262
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,493,000 1,374,590
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 984,000 1,030,707
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 721,000 755,907
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 1,027,000 1,107,822
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 92,000 92,915
4,472,203
Multi-Utilities 0.7%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 775,719
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 620,000 622,417
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 727,580
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 882,093
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 684,000 660,432
Sempra, Inc. ,
Senior Bond, 3.25%, 6/15/27 ......................... United States 1,336,000 1,322,503
Senior Bond, 5.5%, 8/01/33 .......................... United States 850,000 885,136
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 340,000 340,639
6,216,519
Oil, Gas & Consumable Fuels 3.1%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 873,395
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 91,324
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 856,000 959,217
Senior Note, 5%, 12/15/29 .......................... Canada 935,000 960,777

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 562,000 $ 518,807
Senior Note, 4.5%, 10/01/29 ......................... United States 2,912,000 2,924,289
Senior Note, 4%, 3/01/31 ........................... United States 72,000 70,126
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 915,000 970,390
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,726,916
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,515,000 1,573,021
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 1,055,000 1,115,049
Senior Bond, 5.65%, 10/15/54 ........................ United States 405,000 394,496
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 456,000 448,898
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,817,000 1,842,823
Senior Bond, 5.75%, 2/15/33 ......................... United States 388,000 407,010
Senior Note, 5.25%, 7/01/29 ......................... United States 1,424,000 1,468,178
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 115,000 112,392
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 615,401
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,976,000 2,297,447
Senior Note, 5%, 2/01/29 ........................... United States 128,000 131,379
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 105,000 106,318
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 20,000 22,556
Senior Bond, 6.2%, 3/15/40 .......................... United States 93,000 95,016
ONEOK, Inc. ,
Senior Bond, 6.35%, 1/15/31 ......................... United States 310,000 332,611
Senior Note, 4.75%, 10/15/31 ........................ United States 665,000 668,183
b
Senior Note, 144A, 6.5%, 9/01/30 ..................... United States 85,000 91,208
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 508,934
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 460,000 385,825
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 5.026%, 10/01/29 ....................... Canada 1,325,000 1,345,669
Senior Note, 5.584%, 10/01/34 ....................... Canada 624,000 629,638
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 1,076,000 1,077,416
Senior Bond, 4.875%, 2/01/31 ........................ United States 938,000 947,001
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 110,000 108,904
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 580,000 582,456
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,600,000 2,665,814
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 235,397
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 618,000 629,507
Senior Note, 4.9%, 8/01/30 .......................... United States 583,000 590,681
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 1,013,270
31,537,739

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 457,000 $ 453,331
Senior Note, 144A, 4.95%, 6/30/32 .................... United States 805,000 828,483
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 1,130,000 1,021,949
2,303,763
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 1,810,888
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,331,000 1,322,788
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 460,000 469,773
Senior Note, 4.9%, 3/22/33 .......................... United States 1,720,000 1,751,823
3,544,384
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co. , Senior Bond , 5.2% , 2/22/34 ........
United States 744,000 770,049
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 450,000 446,324
Senior Note, 4.45%, 12/04/32 ........................ United States 280,000 280,772
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 2,005,000 2,005,573
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 613,000 619,360
Senior Bond, 5.3%, 5/19/53 .......................... United States 854,000 810,532
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,907,019
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 1,168,000 1,196,653
Senior Bond, 5.2%, 9/25/35 .......................... United States 260,000 261,450
Senior Note, 5.15%, 9/02/29 ......................... United States 982,000 1,011,599
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 105,000 80,409
Senior Note, 5.125%, 5/09/29 ........................ Israel 200,000 202,030
Senior Note, 8.125%, 9/15/31 ........................ Israel 220,000 252,647
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 250,637
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 244,000 223,487
Senior Bond, 5%, 8/17/35 ........................... United States 2,335,000 2,352,030
12,670,571
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 202,563
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 1,553,935
1,756,498
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................... United States 450,000 449,728
Senior Bond, 5.7%, 1/15/56 .......................... United States 65,000 65,548
Senior Note, 5.05%, 7/12/29 ......................... United States 434,000 447,209
b
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 480,000 514,462
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 365,000 378,235

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Foundry JV Holdco LLC, (continued)
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 1,392,000 $ 1,483,195
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 550,000 577,351
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,685,000 1,634,576
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 637,000 664,069
Senior Note, 4.75%, 7/15/30 ......................... United States 135,000 136,759
Senior Note, 5.95%, 9/15/33 ......................... United States 520,000 554,128
6,905,260
Software 0.5%
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 654,000 477,619
Senior Note, 1.65%, 3/25/26 ......................... United States 337,000 335,820
Senior Note, 2.3%, 3/25/28 .......................... United States 2,276,000 2,174,591
Senior Note, 4.45%, 9/26/30 ......................... United States 570,000 556,603
Senior Note, 4.8%, 9/26/32 .......................... United States 760,000 736,070
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 412,000 363,403
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,185,000 1,201,700
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 88,849
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 459,970
6,394,625
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 1,095,000 1,040,515
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,651,000 1,518,578
Senior Note, 2.75%, 1/15/27 ......................... United States 1,724,000 1,705,539
Senior Note, 4.7%, 12/15/32 ......................... United States 350,000 350,415
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 953,000 946,614
Senior Bond, 3.8%, 2/15/28 .......................... United States 777,000 772,196
Senior Note, 4.9%, 9/01/29 .......................... United States 1,151,000 1,171,529
EPR Properties ,
Senior Bond, 4.5%, 6/01/27 .......................... United States 407,000 407,752
Senior Bond, 3.6%, 11/15/31 ......................... United States 498,000 461,989
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 2,563,000 2,468,072
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,328,435
SBA Communications Corp. , Senior Note , 3.125% , 2/01/29 ....
United States 120,000 114,679
12,286,313
Specialty Retail 0.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 715,000 723,825
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 730,000 673,318
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,055,000 772,049
2,169,192
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 786,000 791,924
Senior Note, 4.85%, 10/15/31 ........................ United States 914,000 922,042

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 890,000 $ 917,575
2,631,541
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 250,000 227,879
Senior Bond, 5.5%, 3/11/35 .......................... United States 841,000 858,215
Senior Note, 5.1%, 3/11/30 .......................... United States 694,000 711,990
1,798,084
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 642,000 589,659
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 2,380,000 2,359,216
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,232,000 2,304,733
Senior Note, 4.375%, 4/30/30 ........................ United States 390,000 392,436
Senior Note, 4.75%, 11/01/31 ........................ United States 780,000 794,898
6,440,942
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,494,000 1,539,628
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,552,000 1,595,415
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 960,000 975,954
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 110,000 109,742
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 115,000 113,214
4,333,953
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 1,882,000 1,920,853
Senior Note, 3.8%, 3/15/32 .......................... Canada 580,000 549,755
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 765,000 802,546
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,535,000 1,592,903
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 334,000 339,485
Senior Bond, 5%, 2/15/36 ........................... United States 915,000 906,049
Senior Bond, 5.75%, 1/15/54 ......................... United States 243,000 237,132
Senior Note, 3.75%, 4/15/27 ......................... United States 1,976,000 1,971,356
Senior Note, 3.375%, 4/15/29 ........................ United States 1,307,000 1,276,128
Senior Note, 3.875%, 4/15/30 ........................ United States 34,000 33,428
Senior Note, 6.7%, 12/15/33 ......................... United States 705,000 786,861
b
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.75% ,
7/15/31 ......................................... United Kingdom 210,000 192,045
10,608,541
Total Corporate Bonds (Cost $391,958,481) ...................................
396,929,389

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 3.3%
Aerospace & Defense 0.1%
g
TransDigm, Inc., First Lien, CME Term Loan, L, 6.216%, (1-month
SOFR + 2.5%), 1/19/32 ............................. United States 1,066,500 $ 1,067,060
Air Freight & Logistics 0.0%
†
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 267,846 268,766
Automobile Components 0.1%
g
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.424%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 468,227 470,042
Biotechnology 0.0%
†
f,g
Alkermes, Inc., First Lien, CME Term Loan, B, 6.674%, (12-month
SOFR + 3.25%), 1/28/31 ............................ United States 110,769 111,323
f,h
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, TBD,
12/28/32 ........................................ United States 377,498 378,442
g
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 148,721 149,451
639,216
a a a a a a
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.922%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 457,217 457,933
Building Products 0.0%
†
g
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
6.538%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%;
6-month SOFR + 2.75%), 9/20/30 ..................... United States 346,500 348,089
Capital Markets 0.1%
g
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/31 ................ United States 997,382 991,398
g
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 298,450 291,734
f
Element Solutions, Inc., First Lien, CME Term Loan, 5.362%,
(12-month SOFR + 1.75%), 12/18/30 ................... United States 1,000,000 1,005,315
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 6.917%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 102,912 102,961
1,400,010
a a a a a a
g
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 998,594 1,008,270
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.438%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 994,987 991,465
1,999,735
a a a a a a
Construction & Engineering 0.0%
†
f,g
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.167%,
(12-month SOFR + 1.75%), 1/20/33 .................... United States 79,646 79,895
Containers & Packaging 0.1%
g
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.672%, (1-month SOFR + 3%), 9/30/32 ......... United States 494,560 496,570

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.68%, (1-month SOFR + 2%), 9/30/31 ................. United States 997,475 $ 997,664
Constellation Renewables LLC, First Lien, CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/27 ................ United States 630,738 632,217
1,629,881
a a a a a a
g
Entertainment 0.2%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.673%, (1-month SOFR + 2%), 10/21/32 ............. United States 813,008 813,008
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.536%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 994,778 967,616
1,780,624
a a a a a a
g
Financial Services 0.2%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.41%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 997,500 995,111
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.422%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 354,610 354,484
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.172%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 854,167 848,696
2,198,291
a a a a a a
Ground Transportation 0.2%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 2,063,975 2,063,335
Health Care Equipment & Supplies 0.0%
†
g
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.422%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 189,664 190,340
g
Hotels, Restaurants & Leisure 0.6%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.466%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 952,419 951,467
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.922%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,066,432 1,061,367
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 989,717 988,812
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 997,455 997,705
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.172%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 1,119,259 1,120,362
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.688%, (1-month SOFR + 2%), 11/03/32 United States 709,939 709,055
5,828,768
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 962,930 962,125
g
Independent Power and Renewable Electricity Producers 0.2%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.422%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 1,000,000 1,002,380
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.672%, (3-month SOFR + 2%), 11/25/32 ..... United States 1,012,732 1,014,251
2,016,631
a a a a a a

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Insurance 0.1%
g
USI, Inc., First Lien, 2024-D CME Term Loan, 5.922%, (3-month
SOFR + 2.25%), 11/21/29 ........................... United States 1,056,625 $ 1,056,847
g
Media 0.2%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 997,487 997,378
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 31,259 31,348
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.216%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 997,494 998,322
2,027,048
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
g
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 997,487 994,789
g
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.918%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 119,100 119,472
f
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 994,987 997,062
1,116,534
a a a a a a
Professional Services 0.1%
g
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.716%, (1-month SOFR + 2%), 5/09/31 ................ United States 951,472 952,552
g
Software 0.2%
f
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.422%, (1-month SOFR + 1.75%), 4/16/32 United States 997,494 986,272
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.672%, (3-month SOFR + 3%), 8/31/28 ................ United States 102,377 101,833
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 1,044,450 1,020,731
2,108,836
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
g
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.422%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 387,597 389,535
Trading Companies & Distributors 0.0%
†
g
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.672%, (1-month SOFR + 2%), 4/30/32 ................ United States 174,673 175,218
Total Senior Floating Rate Interests (Cost $33,714,666) ........................
33,710,068
Foreign Government and Agency Securities 2.7%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 610,000 615,532
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 400,000 413,421
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 431,000 EUR 501,410
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 210,000 EUR 234,822
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,188,000 1,138,045
Senior Bond, 6%, 10/20/33 ........................... Brazil 290,000 293,799
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 300,000 296,550

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Bulgaria Government Bond, (continued)
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 520,000 EUR $ 636,610
Chile Government Bond ,
Senior Note, 4.85%, 1/22/29 ......................... Chile 530,000 540,733
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 310,000 331,669
Senior Note, 4.5%, 11/26/30 .......................... Colombia 400,000 EUR 468,244
Comision Federal de Electricidad ,
b
Senior Bond, Reg S, 3.875%, 7/26/33 .................. Mexico 800,000 707,385
Corp. Nacional del Cobre de Chile ,
b
Senior Bond, 144A, 6.33%, 1/13/35 .................... Chile 510,000 542,609
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 600,000 608,400
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 640,000 614,227
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 355,975
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 340,000 305,742
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 560,000 589,351
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 560,000 603,322
b,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 210,000 248,675
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 780,000 835,560
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 270,000 295,751
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 650,000 663,100
Indonesia Government Bond ,
b
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 610,000 613,607
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 810,000 802,420
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 650,000 640,951
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 690,000 613,134
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 500,000 EUR 610,048
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 570,000 607,091
Panama Government Bond ,
Senior Note, 7.5%, 3/01/31 .......................... Panama 550,000 607,007
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 1,150,000 1,082,150
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 990,000 916,096
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 360,000 359,644
Philippines Government Bond ,
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 570,000 595,686
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 700,000 681,228
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 760,000 EUR 921,630
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 770,000 759,680
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 730,000 757,151
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 550,000 555,211
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 600,000 615,874
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 620,000 623,921
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 1,230,000 1,232,387

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 880,000 $ 1,043,284
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 560,000 603,207
Total Foreign Government and Agency Securities (Cost $26,276,255) ............
27,082,339
Asset-Backed Securities 11.9%
Capital Markets 0.2%
b,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 2,006,999
Consumer Finance 1.7%
Capital One Prime Auto Receivables Trust ,
2022-1, A3, 3.17%, 4/15/27 .......................... United States 189,671 189,610
2025-1, A3, 3.85%, 7/15/30 .......................... United States 605,000 605,660
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 442,859 445,707
GM Financial Consumer Automobile Receivables Trust ,
2023-1, A3, 4.66%, 2/16/28 .......................... United States 311,243 312,066
2024-2, A3, 5.1%, 3/16/29 ........................... United States 1,833,693 1,849,554
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 1,203,545 1,216,983
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 300,399 300,591
2024-A, A3, 4.99%, 2/15/29 .......................... United States 3,779,885 3,813,912
g
2025-C, A2B, FRN, 4.057%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 3,863,000 3,866,421
Toyota Auto Receivables Owner Trust ,
2023-C, A3, 5.16%, 4/17/28 .......................... United States 527,673 531,074
2024-A, A3, 4.83%, 10/16/28 ......................... United States 2,268,705 2,283,764
g
2025-D, A2B, FRN, 4.027%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 1,044,000 1,044,711
2026-A, A3, 3.86%, 9/16/30 .......................... United States 585,000 586,095
World Omni Auto Receivables Trust , 2025-C , A3 , 4.08% ,
11/15/30 . ........................................ United States 1,037,000 1,043,125
18,089,273
a a a a a a
Financial Services 10.0%
b,g
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 752,612
b,g
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.019% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 1,856,561
b,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 800,000 802,800
b,g
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.188% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,506,595
b,g
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.221% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 551,000 553,332
b,g
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 900,000 900,899
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 882,000 898,902
b,g
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 1,297,631 1,299,318
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 686,130 699,853
b,g
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.14% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 294,781 295,182
b,g
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 4.998% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,500,000 2,502,981

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 $ 1,757,122
b,g
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,506,919
b,g
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.919% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 400,000 400,564
b,g
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.047% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,071,629 1,074,749
CarMax Auto Owner Trust ,
2024-2, A3, 5.5%, 1/16/29 ........................... United States 1,518,506 1,538,484
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 1,125,000 1,126,061
2026-1, A3, 4.04%, 3/17/31 .......................... United States 900,000 903,932
b,g
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,880,000 1,881,921
b,g
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 1,650,000 1,652,125
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 3,273,947 3,306,750
b,g
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.028%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 1,500,000 1,506,749
2020-1A, A1R, 144A, FRN, 5.084%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 2,520,000 2,523,126
2021-4A, AR, 144A, FRN, 5.031%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 1,650,000 1,655,970
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 3,967,000 3,973,536
b
Citizens Auto Receivables Trust , 2023-2 , A3 , 144A, 5.83% ,
2/15/28 . ......................................... United States 235,061 236,535
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,451,000 1,454,619
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 504,000 508,290
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 2,746,000 2,737,395
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 2,408,000 2,408,520
b,g
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,358
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 1,927,000 1,904,653
b,g
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 1,600,000 1,607,279
b,g
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 2,396 2,396
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 700,000 700,682
b,g
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 1,250,000 1,255,291
b,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 1,505,488
b,g
Elmwood CLO I Ltd. ,
f
2019-1A, A1R3, 144A, FRN, Zero Cpn., (3-month SOFR +
1.12%), 4/20/37 ................................... United States 1,400,000 1,400,350
2019-1A, A1RR, 144A, FRN, 5.188%, (3-month SOFR +
1.52%), 4/20/37 ................................... United States 1,400,000 1,400,980
b,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,706,006
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 280,880 282,734

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
FIGRE Trust, (continued)
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 287,287 $ 288,516
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 5,111,010 5,157,550
2024-B, A3, 5.1%, 4/15/29 ........................... United States 3,669,000 3,713,953
b,g
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,500,000 1,506,364
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 1,965,591 1,978,347
b
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 207,720 209,044
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 1,553,113 1,564,130
b,g
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.422% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 1,150,000 1,154,009
b,f,g
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 0.97% ), 4/19/34 . ................ United States 1,500,000 1,500,375
b,g
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,818
b,g
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 1,000,000 1,003,599
b,g
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,094,172
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,706,000 1,720,721
b,g
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,154,044
b,f
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 1,799,000 1,809,400
b,g
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.218% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,900,000 1,908,023
b,g
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 2,465,240
b,g
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.08% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,000,000 1,000,000
b,g
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.789% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,500,000 2,503,338
b,g
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 750,000 751,571
b
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 1,244,423 1,251,007
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 581,000 582,450
b,g
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 3,100,000 3,103,495
b,g
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.194% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 62,280 62,407
b,g
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 444,232 445,400
b,g
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.018% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,856,588
b,g
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.9% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 1,200,000 1,202,609
b,g
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 5.472%, (3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 1,507,761
2024-2A, A, 144A, FRN, 5.132%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 750,000 752,940

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,000,000 $ 999,453
100,730,943
a a a a a a
Total Asset-Backed Securities (Cost $120,404,704) ............................
120,827,215
Commercial Mortgage-Backed Securities 4.6%
Financial Services 4.6%
b,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.952% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 418,112 418,480
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.199% , 9/15/48 .............................. United States 4,306,000 4,253,658
i,j
BANK ,
2018-BN13, XA, IO, FRN, 0.457%, 8/15/61 .............. United States 147,180,196 1,450,019
2020-BN26, XA, IO, FRN, 1.19%, 3/15/63 ............... United States 38,056,075 1,368,352
i
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.875% , 7/15/49 ....................... United States 167,000 162,589
b
Barclays Commercial Mortgage Trust ,
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 528,000 407,561
i
2019-C5, F, 144A, FRN, 2.574%, 11/15/52 ............... United States 4,179,000 2,604,602
i,j
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.581% ,
9/15/57 ......................................... United States 22,708,727 1,140,387
b
BX Trust ,
i
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 1,908,000 1,941,293
g
2025-VOLT, A, 144A, FRN, 5.38%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 690,000 694,403
b,i
CFCRE Commercial Mortgage Trust ,
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 113,070 111,654
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 175,000 166,474
i
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.148% ,
12/10/49 ........................................ United States 1,631,000 1,530,466
COMM Mortgage Trust ,
b,i
2012-CR1, D, 144A, FRN, 5.103%, 5/15/45 .............. United States 938,857 869,716
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 1,918,000 226,523
i
2014-CR17, C, FRN, 4.866%, 5/10/47 .................. United States 634,000 603,812
b,i
2014-CR17, D, 144A, FRN, 4.93%, 5/10/47 .............. United States 233,000 197,584
i,j
2014-UBS4, XA, IO, FRN, 0.842%, 8/10/47 .............. United States 3,279,580 10,754
i
2014-UBS6, C, FRN, 4.461%, 12/10/47 ................. United States 17,255 17,130
i,j
2019-GC44, XA, IO, FRN, 0.607%, 8/15/57 .............. United States 77,460,148 1,352,880
b,i,j
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.009% , 1/15/49 ......................... United States 5,841,126 1,449
i
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.778%, 4/15/50 .................... United States 1,507,000 1,378,543
j
2019-C17, XA, IO, FRN, 1.309%, 9/15/52 ................ United States 53,191,837 1,883,108
i,j
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.604% , 12/15/49 .... United States 67,566,274 145,774
b,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.382% ,
8/10/44 ......................................... United States 2,855,427 2,792,965
i,j
GS Mortgage Securities Trust , 2014-GC22 , XA , IO, FRN , 0.678% ,
6/10/47 ......................................... United States 12,049,663 67,749
b,i
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 614,000 607,123
2012-LC9, D, 144A, FRN, 3.608%, 12/15/47 ............. United States 737,000 708,303
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.981%, 7/15/45 ................... United States 108,997 106,613
b
2013-C14, D, 144A, FRN, 4.09%, 8/15/46 ............... United States 917,000 734,059
j
2014-C22, XA, IO, FRN, 0.404%, 9/15/47 ................ United States 1,088,699 25

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
JPMBB Commercial Mortgage Securities Trust, (continued)
j
2014-C25, XA, IO, FRN, 0.446%, 11/15/47 ............... United States 4,089,486 $ 71
i
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.755%, 6/15/51 .................... United States 387,000 352,753
j
2019-COR6, XA, IO, FRN, 0.906%, 11/13/52 ............. United States 65,363,074 1,902,791
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.68%, 8/15/45 ................ United States 440,298 432,285
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 673,737 643,793
b
2013-C10, F, 144A, FRN, 3.952%, 7/15/46 ............... United States 2,331,000 302,497
2015-C27, C, FRN, 4.379%, 12/15/47 .................. United States 88,522 85,723
i
Morgan Stanley Capital I Trust ,
j
2016-BNK2, XA, IO, FRN, 0.939%, 11/15/49 ............. United States 20,013,547 104,062
j
2016-UB12, XA, IO, FRN, 0.639%, 12/15/49 ............. United States 59,089,443 117,287
j
2018-H3, XA, IO, FRN, 0.782%, 7/15/51 ................. United States 40,325,428 635,021
j
2018-H4, XA, IO, FRN, 0.807%, 12/15/51 ................ United States 51,522,622 993,547
2018-L1, C, FRN, 4.8%, 10/15/51 ...................... United States 341,000 316,074
b,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 193
i,j
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.964%, 12/15/50 ................ United States 54,332,140 809,239
2018-C12, XA, IO, FRN, 0.844%, 8/15/51 ................ United States 99,781,417 1,735,179
i,j
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 36,071 48
Wells Fargo Commercial Mortgage Trust ,
2015-C31, D, 3.852%, 11/15/48 ....................... United States 1,409,000 1,275,158
i
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 300,223 297,347
i,j
2017-C41, XA, IO, FRN, 1.144%, 11/15/50 ............... United States 74,434,384 1,097,178
i
2018-C46, C, FRN, 4.956%, 8/15/51 ................... United States 412,000 389,841
i,j
2019-C50, XA, IO, FRN, 1.412%, 5/15/52 ................ United States 42,101,719 1,423,855
i,j
2020-C55, XA, IO, FRN, 1.27%, 2/15/53 ................. United States 61,978,611 3,162,744
i
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 1,121,000 1,023,888
i
WFRBS Commercial Mortgage Trust ,
j
2013-C14, XA, IO, FRN, 0.342%, 6/15/46 ................ United States 1,025,427 9
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 1,285,000 1,219,305
j
2014-C22, XA, IO, FRN, 0.274%, 9/15/57 ................ United States 2,968,845 330
j
2014-C23, XA, IO, FRN, 0.068%, 10/15/57 ............... United States 4,605,565 5,367
46,279,633
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $49,918,699) ..............
46,279,633
Mortgage-Backed Securities 45.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.5%
FHLMC Pool, 15 Year, 3%, 7/01/34 - 5/01/35 ............... United States 1,255,883 1,215,473
FHLMC Pool, 30 Year, 2%, 2/01/51 - 5/01/51 ............... United States 1,449,138 1,186,421
FHLMC Pool, 30 Year, 2.5%, 4/01/43 - 1/01/52 ............. United States 2,763,361 2,403,842
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................... United States 5,972,468 5,172,506
FHLMC Pool, 30 Year, 3%, 10/01/46 ..................... United States 989,379 902,984
FHLMC Pool, 30 Year, 3.5%, 4/01/42 - 2/01/47 ............. United States 1,796,521 1,700,295
FHLMC Pool, 30 Year, 4%, 12/01/44 - 7/01/49 .............. United States 1,929,302 1,889,770
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 11/01/49 ............ United States 313,950 314,084
FHLMC Pool, 30 Year, 5%, 3/01/41 - 7/01/52 ............... United States 882,455 889,550
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 4,059,728 4,180,071
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 2,866,964 2,928,890
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 2,157,316 2,228,917
25,012,803

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 32.6%
FNMA, 3.5%, 2/01/47 - 6/01/56 ......................... United States 3,075,766 $ 2,859,109
FNMA, 3.5%, 9/01/57 ................................ United States 4,821,361 4,432,819
FNMA, 4%, 1/01/45 - 1/01/57 .......................... United States 3,205,583 3,078,613
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 3,754,317 3,475,366
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 2,961,713 2,742,077
FNMA, 15 Year, 2.5%, 9/01/36 ......................... United States 3,471,636 3,304,078
FNMA, 15 Year, 3.5%, 6/01/31 ......................... United States 97,149 96,448
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 6,388,820 5,328,302
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 3,060,060 2,517,623
FNMA, 30 Year, 2.5%, 12/01/50 - 2/01/52 ................. United States 4,011,127 3,478,916
FNMA, 30 Year, 3%, 9/01/42 - 4/01/52 .................... United States 8,005,707 7,321,852
FNMA, 30 Year, 3.5%, 5/01/42 - 4/01/52 .................. United States 3,181,300 2,999,362
FNMA, 30 Year, 4%, 8/01/44 - 11/01/49 ................... United States 2,067,595 2,021,565
FNMA, 30 Year, 4.5%, 7/01/44 - 11/01/49 ................. United States 1,126,942 1,122,162
FNMA, 30 Year, 5%, 3/01/40 - 9/01/52 .................... United States 7,020,452 7,103,722
FNMA, 30 Year, 5.5%, 8/01/53 ......................... United States 4,028,780 4,109,059
FNMA, 30 Year, 5.5%, 1/01/33 - 9/01/53 .................. United States 471,709 482,752
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 4,786,133 4,910,230
FNMA, 30 Year, 6%, 2/01/36 - 4/01/53 .................... United States 1,077,383 1,136,340
l
Uniform Mortgage-Backed Securities, 1.5%, TBA, 2/25/41 ..... United States 6,000,000 5,417,047
l
Uniform Mortgage-Backed Securities, 2%, TBA, 2/25/41 ...... United States 2,000,000 1,848,104
l
Uniform Mortgage-Backed Securities, 2%, TBA, 2/25/56 ...... United States 70,000,000 56,821,656
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 2/25/41 ..... United States 1,000,000 944,660
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 2/25/56 ..... United States 37,500,000 31,836,946
l
Uniform Mortgage-Backed Securities, 3%, TBA, 2/25/41 ...... United States 1,000,000 960,496
l
Uniform Mortgage-Backed Securities, 3%, TBA, 2/25/56 ...... United States 10,000,000 8,864,996
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 2/25/41 ..... United States 1,000,000 969,561
l
Uniform Mortgage-Backed Securities, 4%, TBA, 2/25/56 ...... United States 16,000,000 15,303,750
l
Uniform Mortgage-Backed Securities, 4%, TBA, 3/25/56 ...... United States 4,000,000 3,816,441
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 2/25/56 ..... United States 5,000,000 4,913,281
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 2/25/56 ..... United States 108,000,000 109,519,210
l
Uniform Mortgage-Backed Securities, 6%, TBA, 2/25/56 ...... United States 18,000,000 18,434,442
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 2/25/56 ..... United States 9,000,000 9,321,328
331,492,313
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 3.89% - 4.7%, 5/20/65 - 8/20/65 ................. United States 110,092 109,744
GNMA II, 5.701%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 885,876 925,195
1,034,939
Government National Mortgage Association (GNMA) Fixed Rate 10.5%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 40,857 38,085
GNMA I, Single-family, 30 Year, 5%, 6/15/40 ............... United States 947,777 976,761
GNMA I, Single-family, 30 Year, 6.5%, 3/15/31 - 10/15/31 ...... United States 52,356 54,430
GNMA II, 30 Year, 3.5%, 9/20/48 ........................ United States 825,227 773,278
GNMA II, 30 Year, 4.5%, 7/20/52 ........................ United States 570,517 562,250
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,130,848 1,159,716
l
GNMA II, Single-family, 30 Year, 2%, 2/15/56 ............... United States 12,000,000 9,983,225
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 1,684,295 1,464,486
l
GNMA II, Single-family, 30 Year, 2.5%, 2/15/56 ............. United States 9,000,000 7,796,961
GNMA II, Single-family, 30 Year, 3%, 3/20/43 - 2/20/53 ....... United States 2,989,321 2,700,582
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 3/20/50 ..... United States 4,412,256 4,067,430
l
GNMA II, Single-family, 30 Year, 3.5%, 2/15/56 ............. United States 7,000,000 6,413,828
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 9/20/49 ....... United States 3,871,151 3,678,781
l
GNMA II, Single-family, 30 Year, 4%, 2/15/56 ............... United States 500,000 472,897
GNMA II, Single-family, 30 Year, 4.5%, 5/20/44 - 12/20/54 ..... United States 3,492,973 3,489,389

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
l
GNMA II, Single-family, 30 Year, 4.5%, 2/15/56 ............. United States 1,000,000 $ 976,681
GNMA II, Single-family, 30 Year, 5%, 7/20/41 - 10/20/49 ...... United States 2,941,947 2,991,841
l
GNMA II, Single-family, 30 Year, 5%, 2/15/56 ............... United States 4,000,000 3,999,986
GNMA II, Single-family, 30 Year, 5.5%, 1/20/49 - 8/20/53 ...... United States 5,199,293 5,317,076
l
GNMA II, Single-family, 30 Year, 5.5%, 2/15/56 ............. United States 30,500,000 30,837,915
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 10,097,076 10,509,677
GNMA II, Single-family, 30 Year, 6.5%, 8/20/53 - 9/20/53 ...... United States 8,147,602 8,527,789
l
GNMA II, Single-family, 30 Year, 6.5%, 2/15/56 ............. United States 500,000 517,101
107,310,165
Total Mortgage-Backed Securities (Cost $465,758,326) .........................
464,850,220
Residential Mortgage-Backed Securities 7.2%
Financial Services 7.2%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 576,915 584,805
b
Angel Oak Mortgage Trust ,
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 1,091,300 1,090,361
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 685,780 689,201
b
Arroyo Mortgage Trust ,
i
2019-3, M1, 144A, FRN, 4.204%, 10/25/48 ............... United States 3,050,000 2,877,602
2020-1, A3, 144A, 3.328%, 3/25/55 .................... United States 150,000 139,048
b,i
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,240,155
b,i
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 2,054,996
b,g
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
4.997% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 748,517 752,155
b,g
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.087% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 368,612 362,478
b
COLT Mortgage Loan Trust ,
i
2021-1, B1, 144A, FRN, 3.144%, 6/25/66 ................ United States 2,996,000 2,284,705
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 781,890 791,385
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 456,532 462,773
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 1,013,683 1,028,639
b,i
Deephaven Residential Mortgage Trust , 2022-3 , A3 , 144A, FRN ,
5.3% , 7/25/67 .................................... United States 2,145,903 2,155,327
b,i
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 114,773 113,807
i
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 504,993 495,071
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 3,227,103 3,194,555
b
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 1,958,771 1,893,940
b,g
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.347%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 10,511 10,552
2021-DNA6, M2, 144A, FRN, 5.197%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 99,214 99,577
2021-DNA7, M2, 144A, FRN, 5.497%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 394,000 397,161
2021-HQA4, M2, 144A, FRN, 6.047%, (30-day SOFR Average
+ 2.35%), 12/25/41 ................................ United States 3,732,140 3,781,297
2022-DNA2, M1A, 144A, FRN, 4.997%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 2,745 2,749
2022-DNA3, M1B, 144A, FRN, 6.597%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 10,000 10,233

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR REMIC Trust, (continued)
2022-DNA5, M1A, 144A, FRN, 6.647%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 19,677 $ 19,999
2022-DNA6, M1A, 144A, FRN, 5.847%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 78,457 78,801
2022-DNA6, M1B, 144A, FRN, 7.397%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 27,000 28,127
2022-HQA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 1,592 1,596
2022-HQA1, M2, 144A, FRN, 8.947%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 6,323,000 6,612,945
2022-HQA2, M1B, 144A, FRN, 7.697%, (30-day SOFR Average
+ 4%), 7/25/42 .................................... United States 1,000,000 1,043,829
2023-DNA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 47,863 48,451
2023-HQA2, M1A, 144A, FRN, 5.697%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 14,532 14,560
2023-HQA3, A1, 144A, FRN, 5.547%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 89,892 90,651
2023-HQA3, M1, 144A, FRN, 5.547%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 18,217 18,300
2024-DNA1, A1, 144A, FRN, 5.047%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 100,466 100,979
2024-DNA2, A1, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 106,036 106,519
2025-DNA3, M1, 144A, FRN, 4.797%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 929,302 931,407
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 48,198 44,543
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 10.562%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 5,959 5,986
2018-C02, 2M2, FRN, 6.012%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 5,898 5,982
b
2021-R03, 1M2, 144A, FRN, 5.347%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 123,000 123,806
b
2022-R02, 2M2, 144A, FRN, 6.697%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,542,016 1,568,185
b
2022-R03, 1M2, 144A, FRN, 7.197%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 38,000 39,079
b
2022-R04, 1M2, 144A, FRN, 6.797%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 53,000 54,247
b
2022-R05, 2M1, 144A, FRN, 5.597%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 203,602 203,868
b
2023-R01, 1M1, 144A, FRN, 6.097%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 13,659 13,934
b
2023-R02, 1M1, 144A, FRN, 5.997%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 26,680 27,264
b
2023-R06, 1M1, 144A, FRN, 5.397%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 360,452 361,984
b
2023-R07, 2M1, 144A, FRN, 5.647%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 16,803 16,873
b
2024-R02, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 3,746 3,751
b
2024-R03, 2M1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 18,094 18,119
b
2024-R04, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 26,243 26,259

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R06, 1A1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 91,677 $ 91,947
b
2025-R06, 1A1, 144A, FRN, 4.597%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 657,738 658,326
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 1,054,860 1,037,151
b
GS Mortgage-Backed Securities Trust ,
i
2020-RPL1, M2, 144A, FRN, 3.761%, 7/25/59 ............ United States 1,125,000 994,271
2024-RPL4, A1, 144A, 3.9%, 9/25/61 ................... United States 445,754 439,843
b
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% ,
11/25/64 ........................................ United States 434,151 439,481
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 457,172 461,069
b,i
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.096% , 8/26/47 .............................. United States 718,415 719,406
b,g
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.047% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 151,312 151,820
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 965,081 974,828
g
2025-J2, AF, 144A, FRN, 4.997%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 946,873 951,399
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 654,455 654,132
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 3,353,095 3,358,822
b,i
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 1,836,533 1,833,665
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 1,898,000 1,899,834
b,g
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 3,380,000 3,421,260
2025-3, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 3,370,000 3,381,505
2025-7, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 3,403,000 3,411,398
b,i
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 209,000 178,646
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 327,000 301,190
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 1,247,306 1,256,135
b
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 1,137,142 1,137,824
g
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1B2, FRN, 4.647%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 537,599 523,220
2005-AR13, A1C4, FRN, 4.647%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 1,882,717 1,820,756
2005-AR17, A1B2, FRN, 4.607%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 1,057,595 979,003
2005-AR2, 2A1B, FRN, 4.527%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 180,310 181,037
73,380,584
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $72,631,674) ...............
73,380,584
Agency Commercial Mortgage-Backed Securities 5.0%
Financial Services 5.0%
FHLMC ,
g
3065, DC, FRN, 8.395%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 96,730 101,106
i
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 6,108 5,417

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
3369, BO, Strip, 9/15/37 ............................. United States 1,962 $ 1,683
3391, Strip, 4/15/37 ................................ United States 26,748 23,514
g
3408, EK, FRN, 10.414%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 160,636 192,609
j
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 48,081 530
g
406, F30, FRN, 4.847%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 1,570,755 1,585,029
j
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 404,904 27,545
g,j
4839, WS, IO, FRN, 2.278%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 12,388,116 1,690,469
j
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 2,153,396 422,781
j
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,145,209 662,958
b,g
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.697% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 478,000 496,248
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 2,652 2,245
2007-14, KO, Strip, 3/25/37 .......................... United States 21,637 18,504
j
2012-128, QI, IO, 3.5%, 6/25/42 ....................... United States 702,097 20,564
j
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 5,772,561 710,659
j
2017-72, ID, IO, 4.5%, 9/25/47 ........................ United States 10,023,797 1,885,730
j
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 23,334,224 3,939,587
j
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 3,647,438 478,218
j
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 3,104,037 479,482
j
409, C24, IO, 4.5%, 4/25/42 .......................... United States 2,906,210 577,840
b,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.062%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 2,199,758 2,238,225
2020-01, M10, 144A, FRN, 7.562%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 2,799,904 2,848,378
b,g
FREMF Mortgage Trust , 2018-KF43 , B , 144A, FRN , 6.051% , ( 30-
day SOFR Average + 2.264% ), 1/25/28 ................. United States 2,579,818 2,511,575
GNMA ,
j
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 2,022,495 212,432
j
2010-9, UI, IO, 5%, 1/20/40 .......................... United States 2,266,710 450,761
i,j
2010-H19, GI, IO, FRN, 1.438%, 8/20/60 ................ United States 2,081,607 89,940
g,j
2011-70, YI, IO, FRN, 0.15%, (1-month SOFR + 4.886%),
12/20/40 ........................................ United States 2,723,855 18,735
j
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 5,634,090 822,250
j
2012-136, IO, 3.5%, 11/20/42 ......................... United States 4,475,173 574,103
j
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 10,086,621 1,751,274
j
2013-164, CI, IO, 3%, 11/16/28 ....................... United States 453,741 6,202
j
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 760,846 18,642
j
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 207,837 2,747
j
2014-180, IO, 5%, 12/20/44 .......................... United States 5,340,783 1,059,908
j
2014-30, KI, IO, 3%, 2/16/29 ......................... United States 220,765 2,737
j
2014-5, LI, IO, 3%, 1/16/29 .......................... United States 193,955 2,574
j
2014-71, BI, IO, 4.5%, 5/20/29 ........................ United States 2,061 22
j
2014-76, IO, 5%, 5/20/44 ............................ United States 1,394,272 289,681
i,j
2014-H11, GI, IO, FRN, 1.528%, 6/20/64 ................ United States 9,273,811 262,532
j
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 1,015,409 33,537
j
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 5,002,479 987,134
i,j
2015-H01, CI, IO, FRN, 1.538%, 12/20/64 ............... United States 1,429,160 30,674
i,j
2015-H04, AI, IO, FRN, 1.594%, 12/20/64 ............... United States 5,714,165 185,754
i,j
2015-H10, CI, IO, FRN, 1.778%, 4/20/65 ................ United States 3,671,831 101,027
i,j
2015-H12, AI, IO, FRN, 1.831%, 5/20/65 ................ United States 2,934,524 87,645
i,j
2015-H12, EI, IO, FRN, 1.731%, 4/20/65 ................ United States 5,684,267 112,861

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
i,j
2015-H12, GI, IO, FRN, 1.799%, 5/20/65 ................ United States 4,718,680 $ 193,475
i,j
2015-H16, XI, IO, FRN, 2.374%, 7/20/65 ................ United States 3,034,504 184,034
i,j
2015-H20, AI, IO, FRN, 1.811%, 8/20/65 ................ United States 3,680,245 133,817
i,j
2015-H25, AI, IO, FRN, 1.659%, 9/20/65 ................ United States 3,380,326 59,483
i,j
2015-H25, CI, IO, FRN, 2.001%, 10/20/65 ............... United States 3,179,494 140,667
i,j
2015-H26, DI, IO, FRN, 2.071%, 10/20/65 ............... United States 3,127,770 154,193
i,j
2016-H11, HI, IO, FRN, 1.814%, 1/20/66 ................ United States 2,373,402 63,287
i,j
2016-H23, NI, IO, FRN, 2.409%, 10/20/66 ............... United States 6,935,505 335,443
i,j
2016-H24, JI, IO, FRN, 2.389%, 11/20/66 ................ United States 3,113,457 194,650
i,j
2017-H08, NI, IO, FRN, 2.176%, 3/20/67 ................ United States 3,096,280 101,659
i,j
2017-H10, MI, IO, FRN, 1.834%, 4/20/67 ................ United States 4,423,822 131,171
i,j
2017-H12, QI, IO, FRN, 2.362%, 5/20/67 ................ United States 4,841,646 182,215
i,j
2017-H18, CI, IO, FRN, 2.328%, 9/20/67 ................ United States 4,309,807 334,068
i,j
2017-H23, BI, IO, FRN, 1.883%, 11/20/67 ............... United States 5,344,513 196,667
i,j
2018-H02, EI, IO, FRN, 1.882%, 1/20/68 ................ United States 5,882,802 247,495
i,j
2018-H17, GI, IO, FRN, 2.322%, 10/20/68 ............... United States 8,571,405 278,656
g,j
2019-121, SD, IO, FRN, 2.21%, (1-month SOFR + 5.886%),
10/20/49 ........................................ United States 2,313,767 273,815
g,j
2019-125, SG, IO, FRN, 2.26%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 3,324,153 381,220
g,j
2019-65, BS, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
5/20/49 ......................................... United States 5,219,622 529,892
j
2019-83, IO, 4.5%, 6/20/49 .......................... United States 6,941,099 1,476,872
i,j
2019-H02, DI, IO, FRN, 2.45%, 11/20/68 ................ United States 6,806,812 274,731
i,j
2019-H14, IB, IO, FRN, 2.379%, 8/20/69 ................ United States 8,138,229 349,309
g,j
2020-112, MS, IO, FRN, 2.51%, (1-month SOFR + 6.186%),
8/20/50 ......................................... United States 4,027,327 558,409
j
2020-123, NI, IO, 2.5%, 8/20/50 ....................... United States 13,313,768 1,973,881
j
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 23,382,525 3,372,277
i,j
2020-H02, GI, IO, FRN, 2.377%, 1/20/70 ................ United States 11,163,135 527,615
j
2021-91, AI, IO, 3.5%, 5/20/51 ........................ United States 14,383,532 2,602,552
g
2023-140, JS, FRN, 6.836%, (30-day SOFR Average +
16.05%), 9/20/53 .................................. United States 839,540 855,482
g
2023-152, FB, FRN, 4.853%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 2,576,018 2,625,044
g,j
2023-19, S, IO, FRN, 2.26%, (1-month SOFR + 5.936%),
11/20/49 ........................................ United States 15,340,907 1,722,882
g
2023-66, PS, FRN, 6.118%, (30-day SOFR Average +
15.375%), 5/20/53 ................................. United States 2,765,631 2,711,683
51,190,712
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $52,538,610) .......
51,190,712
Municipal Bonds 0.3%
California 0.1%
County of Fresno , Revenue , 2004 A , NATL Insured , 4.62%,
8/15/32 ......................................... United States 620,000 461,584
State of California , GO , 7.5% , 4/01/34 ....................
United States 770,000 893,839
1,355,423
Ohio 0.1%
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 845,000 845,105

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 $ 740,078
Total Municipal Bonds (Cost $2,754,947) .....................................
2,940,606
Total Long Term Investments (Cost $1,241,174,292) ...........................
1,242,624,047
a
Short Term Investments 10.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
n,o
U.S. Treasury Bills ,
3.51%, 4/23/26 ................................... United States 600,000 595,242
3.54%, 7/16/26 ................................... United States 13,200,000 12,988,030
13,583,272
Total U.S. Government and Agency Securities (Cost $13,582,946) ...............
13,583,272
Shares
Management Investment Companies 8.8%
a,p
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 89,525,646 89,525,646
Total Management Investment Companies (Cost $89,525,646) ..................
89,525,646
Total Short Term Investments (Cost $103,108,592 ) .............................
103,108,918
a
Total Investments (Cost $1,344,282,884) 132.3% ..............................
$1,345,732,965
TBA Sale Commitments (11.5)% .............................................
(116,547,651)
Other Assets, less Liabilities (20.8)% ........................................
(211,922,388)
Net Assets 100.0% .........................................................
$1,017,262,926
a a a
Principal
Amount
*
q
TBA Sale Commitments (11.5)%
Mortgage-Backed Securities (11.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (9.9)%
Uniform Mortgage-Backed Securities ,
2%, TBA, 2/25/56 .................................. United States (7,000,000) (5,696,797)
4%, TBA, 2/25/56 .................................. United States (16,000,000) (15,303,750)
4.5%, TBA, 2/25/56 ................................ United States (56,300,000) (55,179,640)
5%, TBA, 2/25/56 .................................. United States (24,000,000) (23,999,013)
(100,179,200)
Government National Mortgage Association (GNMA) Fixed Rate (1.6)%
GNMA II, Single-family, 30 Year, 6%, 2/15/56 ............... United States (16,000,000) (16,368,451)
Total TBA Sale Commitments (Proceeds $(116,699,484)) .......................
$(116,547,651)

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $307,307,209, representing 30.2% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Security purchased on a to-be-announced (TBA) basis.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
The rate shown represents the yield at period end.
o
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At January 31, 2026, the aggregate value of these securities pledged amounted to $12,166,382, representing 1.2% of net assets.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following futures contracts outstanding.
At January 31, 2026, the Fund had the following forward exchange contracts outstanding.
At January 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 408 $ 45,625,875 3/20/26 $ (568,002)
U.S. Treasury 10 Year Ultra Notes ................ Long 528 60,274,500 3/20/26 (948,822)
U.S. Treasury 2 Year Notes ..................... Long 135 28,146,445 3/31/26 (49,741)
U.S. Treasury 5 Year Notes ..................... Long 1,227 133,656,727 3/31/26 (997,222)
U.S. Treasury Long Bonds ..................... Long 208 23,946,000 3/20/26 (430,935)
U.S. Treasury Ultra Bonds ...................... Long 336 39,459,000 3/20/26 (1,092,010)
Total Futures Contracts ...................................................................... $(4,086,732)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 166,800 196,118 3/17/26 $ — $ (1,990)
Euro ............. HSBK Sell 1,674,000 1,970,443 3/17/26 — (17,764)
Euro ............. MSCO Sell 333,300 392,598 3/17/26 — (3,262)
Euro ............. SSBT Sell 525,200 613,604 3/17/26 — (10,175)
Total Forward Exchange Contracts ................................................... — $(33,191)
Net unrealized appreciation (depreciation) ............................................ $(33,191)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 46,598,700 $ 547,133 $ (19,492)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 80,342,600 (539,902) 2,485
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 822,825 41,770
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 822,825 (197,274)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,179 (1,818,690)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (20,724)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (104,006)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 3,531,500 128,193 (105,762)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (195,274)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (62,990)
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (953,624)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 17,226,000 793,257 (323,539)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 17,226,000 761,389 (297,493)

See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Income Fund
Schedule of Investments (unaudited)
At January 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 $ 2,334,766 $ (1,858,022)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 (207,160)
Unrealized appreciation 44,255
Unrealized (depreciation) (6,164,050)
Total $(6,119,795)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 $ 47,897 $ 84,659 $ (36,762)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 968,000 72,331 150,435 (78,104)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 71,210 490,603 (419,393)
CMBX.NA.BB.6 . (5.00)% Monthly MSCO 5/11/63 265,000 19,802 47,174 (27,372)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,191,000 753,489 611,348 142,141
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,356,000 249,304 303,924 (54,620)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 2,356,000 380,298 427,614 (47,316)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,596,000 823,833 963,415 (139,582)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,381,000 247,544 267,511 (19,967)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 102,202 538,787 (436,585)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,356,000 477,455 423,196 54,259
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 (260,408) (605,950) 345,542
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (102,201) (145,536) 43,335
Investment
Grade
Total OTC Swap Contracts .............................................. $2,882,756 $3,557,180 $(674,424)
Total Credit Default Swap Contracts .................................... $2,882,756 $ 3,557,180 $(674,424)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following interest rate swap contracts outstanding.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.487% . Annual
Pay Floating 1-day
SOFR ............ Annual 2/09/27 160,410,000 $ 37,146 $ — $ 37,146
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 260,369,000 262,984 (242,153) 505,137
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 1,421,000 889 (1,849) 2,738
Receive Fixed 3.28% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 16,784,000 (23,401) 6,799 (30,200)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 99,591,000 370,686 94,468 276,218
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 2,897,000 8,143 (1,646) 9,789
Receive Fixed 3.43% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 6,393,000 (29,622) 1,715 (31,337)
Receive Fixed 3.73% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,324,000 (26,980) (7,362) (19,618)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 30,611,000 (304,572) (196,465) (108,107)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 1,387,000 (11,499) (3,611) (7,888)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 3/18/56 16,062,000 369,029 134,580 234,449
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 135,000 2,183 1,007 1,176
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 616,000 (12,056) (12,716) 660
Total Interest Rate Swap Contracts ................................. $642,930 $ (227,233) $870,163
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 40 .

Putnam Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At January 31, 2026, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
GC Ferry Acquisition I, Inc. $ 145,833
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $25,418,078 $— $— $— $15,203 $25,433,281 1,013,480 $293,625
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 75,325,056 77,010,004 (62,809,414) — — 89,525,646 89,525,646 737,108
Total Affiliated Securities ... $100,743,134 $77,010,004 $(62,809,414) $— $15,203 $114,958,927 $1,030,733

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 25,433,281 $ — $ — $ 25,433,281
Corporate Bonds ........................ — 396,929,389 — 396,929,389
Senior Floating Rate Interests ............... — 33,710,068 — 33,710,068
Foreign Government and Agency Securities .... — 27,082,339 — 27,082,339
Asset-Backed Securities ................... — 120,827,215 — 120,827,215
Commercial Mortgage-Backed Securities ...... — 46,279,633 — 46,279,633
Mortgage-Backed Securities ................ — 464,850,220 — 464,850,220
Residential Mortgage-Backed Securities ....... — 73,380,584 — 73,380,584
Agency Commercial Mortgage-Backed Securities — 51,190,712 — 51,190,712
Municipal Bonds ......................... — 2,940,606 — 2,940,606
Short Term Investments ................... 89,525,646 13,583,272 — 103,108,918
Total Investments in Securities ........... $114,958,927 $1,230,774,038 $— $1,345,732,965
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $44,255 $— $44,255
Swap Contracts ......................... — 1,652,590 — 1,652,590
Total Other Financial Instruments ......... $— $1,696,845 $— $1,696,845
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 116,547,651 $ — $ 116,547,651
Forward Exchange Contracts ............... — 33,191 — 33,191
Forward Premium Swap Option Contracts ...... — 6,164,050 — 6,164,050
Futures Contracts ........................ 4,086,732 — — 4,086,732
Swap Contracts ......................... — 1,456,851 — 1,456,851
Unfunded Loan Commitments ............... — 23 — 23
Total Other Financial Instruments ......... $4,086,732 $124,201,766 $— $128,288,498
a
For detailed categories, see the accompanying Schedule of Investments.
5. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.